Commitments and guarantee	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Commitments and guarantee

33. Commitments and guarantee

a) Commitments

	December 31, 2024	December 31, 2023
Purchase of raw materials and services	6,421	5,361
Purchase of energy	1,767	2,316
	8,188	7,677

Commitments arise mainly from contracts for the acquisition of fuel and power and the purchase of raw materials and services. They represent the minimum required and non-cancelable payments related to contractual obligations.

b) Guarantee

	December 31, 2024			December 31, 2023
	Guarantee	Restricted cash	Liability (i)	Guarantee	Restricted cash	Liability (i)
Associates and joint ventures	210	-	-	274	-	-
Assets retirement obligations	1,091	-	-	910	-	-
	1,301	-	-	1,184	-	-

(i)	The fair value of these financial guarantees is recorded as “Other financial liabilities” (note 15).

Guarantees for associates and joint ventures - The Company has issued financial guarantees to certain associates and joint ventures to the extent of its direct and indirect ownership interest. In March 2023, the Company concluded the sale of its interest in CSP and derecognized the financial liability related to the guarantee granted by the Company (note 17h). In 2022, the Company recognized a gain of US$481 in the result as “other financial items, net” due to the improvement in the credit rating of the associates (note 7).

Guarantees related to asset retirement obligations - The Company has financial guarantees provided for the asset retirement obligations of its energy transition metals operations in Canada. In addition, for Indonesia, Vale has bank deposits to guarantee asset retirement obligations.

Fixed assets given as guarantee for loans and financing - The securities issued through Vale’s wholly owned finance subsidiary Vale Overseas Limited are fully and unconditionally guaranteed by Vale and no other subsidiary of the Parent Company guarantees those securities.

Accounting policy

Power Purchase Agreements (“PPAs”) - The Company holds PPAs that were entered into and continue to be held for own use. As such, these contracts fall outside the scope of IFRS 9 – Financial Instruments. These PPAs are accounted for as executory contracts and are recorded as energy is received.